ORGANIZATION AND DESCRIPTION OF BUSINESS (Narrative) (Details) $ in Thousands	May 11, 2026 USD ($)
Asset Acquisition [Line Items]
Total Cash consideration transferred	$ 14,100
One AI Ltd. [Member]
Asset Acquisition [Line Items]
Total Cash consideration transferred	$ 14,100
Description of goodwill deductible	Goodwill is expected to be deductible for tax purposes over 10 years.
Acquired technology, amortization method	straight-line basis
Acquired technology, useful life	3 years
Deferred tax asset	$ 881
One AI Ltd. [Member] | Retention-based grants [Member] | Founders And Key Employees [Member]
Asset Acquisition [Line Items]
Total Cash consideration transferred	9,421
One AI Ltd. [Member] | Restricted stock units (RSUs) [Member] | Retention-based grants [Member] | Founders And Key Employees [Member]
Asset Acquisition [Line Items]
Total Cash consideration transferred	6,050
One AI Ltd. [Member] | Cash grants [Member] | Retention-based grants [Member] | Founders And Key Employees [Member]
Asset Acquisition [Line Items]
Total Cash consideration transferred	3,371
One AI Ltd. [Member] | Seller entity [Member]
Asset Acquisition [Line Items]
Total Cash consideration transferred	12,600
One AI Ltd. [Member] | Departing founder [Member]
Asset Acquisition [Line Items]
Total Cash consideration transferred	$ 1,500